FORM N-SAR

SEMI-ANNUAL REPORT

FOR REGISTERED INVESTMENT COMPANIES

Report for twelve month period ending:			12/31/2014

Is this a transition report?			N

Is this an amendment to a previous filing?			N

Those items or sub-items with a box “[/]” after the item number should be completed only if the answer has changed from the previous filing on this form.

1.	A.	Registrant Name: COLI VUL-4 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE CO. OF NEW YORK
	B.	File Number: 811-22102
	C.	Telephone Number: 303-737-3000

2.	A.	Street: 50 MAIN STREET
	B.	City: WHITE PLAINS
	C.	State: NEW YORK
	D.	Zip Code: 10606
	E.	Foreign Country:

3.	Is this the first filing on this form by Registrant?		N

4.	Is this the last filing on this form by Registrant?		Y

5.	Is Registrant a small a business investment company (SBIC)? (If yes, complete only 89-110)		N

6.	Is Registrant a unit investment trust (UIT)? (If yes, complete only 111 through 133)		Y

111.	A.	Great-West Life & Annuity Insurance Company of New York

112.

113.

114.

115.

116.

117.

118.

119.

120.

121.

122.

123.	$0

124.

125.	$0

126.	$0

127.	A.
	B.
	C.
	D.
	E.
	F.
	G.
	H.
	I.
	J.	$0
	K.
	L.	$0

128.

131.	$0

132.

133.	None

Signature Page

The following form of signature shall follow items 79, 85, 88, 104, 110 or 132 as appropriate. This report is signed on behalf of the registrant (or depositor or trustee).

City of:	Greenwood Village	State of:	Colorado	Date:	February 27, 2015

Name of Registrant, Depositor, or Trustee:

COLI VUL-4 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE CO. OF NEW YORK

By:	/s/ Julie Collett	Witness	/s/ Lauren Elan-Aubrey

	Julie Collett		Lauren Elan-Aubrey
	Lead Counsel		Senior Paralegal